Legal proceedings - Additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Penal fine [member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 120,000,000
Fine, bankruptcy trustee, Cash Company [Member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 31,480